UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21199
                                   811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill
Road, Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders



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Merrill Lynch Investment Managers


www.mlim.ml.com


WCMA Treasury Fund


Annual Report
March 31, 2004


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.



WCMA Treasury Fund
Box 9011
Princeton, NJ
08543-9011



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WCMA Treasury Fund



Important Tax Information (unaudited)


Of the ordinary income distributions paid by WCMA Treasury Fund during the year ended March 31, 2004, 98.79% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis. Additionally, at least 50% of the assets of the Fund was invested in Federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.




Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



WCMA TREASURY FUND, MARCH 31, 2004



A Letter From the President


Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets - both taxable and tax-exempt - continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and
+35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings - a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



WCMA TREASURY FUND, MARCH 31, 2004



A Discussion With Your Fund's Portfolio Manager


With interest rates at historical lows, our strategy was to remain liquid in the front end of the money market yield curve while seeking higher interest rates on the longer end.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the year ended March 31, 2004, WCMA Treasury Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of .04%, .08%, .36% and .36%, respectively.* The Fund had seven-day yields of .04%, .07%, .30% and .30% for Class 1, Class 2, Class 3 and Class 4 Shares, respectively, as of March 31, 2004.

The average portfolio maturity for WCMA Treasury Fund at March 31, 2004 was 63 days, compared to 66 days at September 30, 2003.

As the Fund's fiscal year began, the U.S. economy was relatively weak, registering 1.4% gross domestic product growth in the first quarter of 2003. The Federal Reserve Board, in order to prevent any further deterioration in economic conditions, was bound to maintain its accommodative monetary policy - and investors began to price in further interest rate cuts. The result was a flattening of the front end of the yield curve.

As the period progressed, economic conditions improved, consumer confidence strengthened and equity markets rallied. May 2003 brought the passage of a Federal tax-cut plan. In June, the Federal Reserve Board, focused on preventing deflation, dropped the Federal Funds rate to 1%, its lowest level in 45 years. On the heels of the fiscal and monetary stimulus, the economy grew at an astounding annualized rate of 8.2% in the third quarter of 2003 and 4.1% in the fourth quarter. A similar rate of growth is expected in the first quarter of 2004. Despite the generally positive economic news, it was clear that an improvement in employment would be essential to sustain above-trend economic growth.

We expect short-term interest rates to remain at current low levels for some time, as the Federal Reserve Board has promised to be "patient" in raising interest rates in order to ensure the economy's strength. With that said, a marked improvement in the employment picture could prompt the Federal Reserve Board to tighten sooner than anticipated. We are cognizant of this and continue to monitor the employment data.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Adding to the general market and economic dynamics during the period were supply factors. Treasury supply continued to favor the longer end, thus creating a steeper yield curve past the one-year sector. In the front end, the U.S. Treasury has been more prudent in its issuance of U.S. Treasury bills, which has held the front end of the yield curve relatively flat.

Against this backdrop, we adopted a relatively conservative strategy in managing the portfolio. On one hand, we could not expect interest rates to remain at historic lows for a prolonged period of time. Nevertheless, the lack of job growth gave us comfort that the Federal Reserve Board would not shift monetary policy and increase interest rates for some time.


How did you manage the portfolio during the period?

For most of the fiscal year, the average portfolio maturity was in the 55-day - 65-day range. Our strategy involved the purchase of one-month U.S. Treasury bills for liquidity and six-month bills for incremental yield and price appreciation. We maintained this barbelled strategy throughout the period, shifting our focus on the longer side of the barbell as the yield curve steepened.

Although we participated actively in the short end, we found it prudent in the low interest-rate environment to use the long end of the curve to add yield. In the fall, the U.S. Treasury decreased issuance of one-month bills, so we shifted our focus to the three-month - six-month sector. The timing was actually convenient, since we were looking to avoid issues maturing in December. Traditionally, the Fund has experienced heavy cash inflows in December, as many investors shift their assets into Treasury funds for year-end tax advantages. Much of this money is generally redeemed in January. Consequently, approaching the end of the calendar year, we were careful to avoid issues maturing in December. Instead, we placed maturities in January or later to generate yield and meet the seasonal redemptions that follow the year-end influx.



WCMA TREASURY FUND, MARCH 31, 2004



Early in 2004, as the spread between three-month and six-month bills compressed, we concentrated more on the three-month sector. Essentially, we were not achieving any greater yield by extending further out, so we emphasized three-month issues while monitoring the monthly economic and employment data for signals of an interest rate increase. As the period closed, spreads began to widen and, therefore, we purchased more six-month bills.

Of course, throughout the period, when occasional interest rate back-ups occurred, we took the opportunity to purchase two-year notes for trading positions. This was our favored sector for incremental yield and price appreciation. Such an opportunity presented itself, for example, in the spring/summer of 2003.


How would you characterize the portfolio's position at the close of the period?

We believe the portfolio is well positioned going forward. We plan to maintain an average life in the area of 65 days, as the Federal Reserve Board has stated it will be slow to increase interest rates to ensure the economy's recovery. At the same time, our liquidity base offers us opportunities to become more involved if interest rates move higher.

We will continue to look for trading opportunities in two-year notes when interest rates back up. Such a scenario occurred shortly after the conclusion of the period, when the U.S. Department of Labor released better-than-expected employment data. The news prompted two-year Treasury yields to rise from 1.63% to 1.92% in one day. In general, we will continue to evaluate the 15-month - 18-month sector for opportunities to pick up additional yield, but intend to remain selective as we monitor economic conditions and Federal Reserve
Board comments.

Cindy V. Macaulay
Vice President and Portfolio Manager

April 6, 2004



WCMA TREASURY FUND, MARCH 31, 2004


Statement of Assets and Liabilities                                                                      WCMA Treasury Fund

As of March 31, 2004
Assets

               Investment in Master Treasury Trust, at value
               (identified cost--$442,229,079)                                                              $   442,201,562
               Prepaid expenses                                                                                      78,191
                                                                                                            ---------------
               Total assets                                                                                     442,279,753
                                                                                                            ---------------

Liabilities

               Payables:
                  Distributor                                                             $        48,191
                  Administrator                                                                     6,399
                  Other affiliates                                                                  5,039            59,629
                                                                                          ---------------
               Accured expenses and other liabilities                                                                93,816
                                                                                                            ---------------
               Total liabilities                                                                                    153,445
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $   442,126,308
                                                                                                            ===============

Net Assets Consist of

               Class 1 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                         $     2,677,192
               Class 2 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                              15,780,864
               Class 3 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                              16,871,905
               Class 4 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                               8,885,422
               Paid-in capital in excess of par                                                                 397,938,442
               Unrealized depreciation on investments allocated from the Trust--net                                (27,517)
                                                                                                            ---------------
               Net Assets                                                                                   $   442,126,308
                                                                                                            ===============

Net Asset Value

               Class 1--Based on net assets of $26,767,587 and 26,771,920 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============
               Class 2--Based on net assets of $157,799,894 and 157,808,636 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============
               Class 3--Based on net assets of $168,709,564 and 168,719,049 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============
               Class 4--Based on net assets of $88,849,263 and 88,854,221 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004


Statement of Operations                                                                                  WCMA Treasury Fund

For the Year Ended March 31, 2004
Investment Income--Net

               Interest                                                                                     $         2,305
               Net investment income allocated from the Trust:
                  Interest and amortization of premium and discount earned                                        2,777,084
                  Expenses                                                                                        (649,144)
                                                                                                            ---------------
               Total income and net investment income allocated from the Trust                                    2,130,245
                                                                                                            ---------------

Expenses

               Administration fees                                                        $       703,260
               Account maintenance and distribution fees--Class 2                                 692,187
               Account maintenance and distribution fees--Class 3                                 435,324
               Account maintenance and distribution fees--Class 4                                 166,933
               Account maintenance and distribution fees--Class 1                                 159,564
               Registration fees                                                                  134,690
               Offering costs                                                                      71,976
               Professional fees                                                                   28,835
               Printing and shareholder reports                                                    22,501
               Transfer agent fees--Class 3                                                         8,510
               Transfer agent fees--Class 2                                                         7,558
               Transfer agent fees--Class 4                                                         3,488
               Transfer agent fees--Class 1                                                         1,187
               Pricing fees                                                                           750
               Other                                                                                6,621
                                                                                          ---------------
               Total expenses before waiver and reimbursement                                   2,443,384
               Waiver and reimbursement of expenses                                             (951,018)
                                                                                          ---------------
               Total expenses after waiver and reimbursement                                                      1,492,366
                                                                                                            ---------------
               Investment income--net                                                                               637,879
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) on Investments Allocated from the Trust--Net

               Realized gain on investments allocated from the Trust--net                                            31,769
               Change in unrealized appreciation/depreciation on investments allocated
               from the Trust--net                                                                                 (27,519)
                                                                                                            ---------------
               Total realized and unrealized gain on investments allocated from the
               Trust--net                                                                                             4,250
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $       642,129
                                                                                                            ===============

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004


Statements of Changes in Net Assets                                                                      WCMA Treasury Fund

                                                                                               For the       For the Period
                                                                                              Year Ended    March 3, 2003++
                                                                                              March 31,       to March 31,
Increase (Decrease) in Net Assets:                                                               2004             2003
Operations

               Investment income--net                                                     $       637,879   $            61
               Realized gain on investments allocated from the Trust--net                          31,769                --
               Change in unrealized appreciation/depreciation on investments allocated
               from the Trust--net                                                               (27,519)                 2
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                               642,129                63
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders

               Investment income--net:
                  Class 1                                                                         (5,114)              (16)
                  Class 2                                                                        (72,298)              (15)
                  Class 3                                                                       (404,316)              (15)
                  Class 4                                                                       (156,152)              (15)
               Realized gain on investments allocated from the Trust--net:
                  Class 1                                                                         (1,894)                --
                  Class 2                                                                        (11,655)                --
                  Class 3                                                                        (13,370)                --
                  Class 4                                                                         (4,850)                --
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends and distributions
               to shareholders                                                                  (669,649)              (61)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

               Net increase in net assets derived from beneficial interest transactions       442,053,765                61
                                                                                          ---------------   ---------------

Net Assets

               Total increase in net assets                                                   442,026,245                63
               Beginning of period                                                                100,063           100,000
                                                                                          ---------------   ---------------
               End of period                                                              $   442,126,308   $       100,063
                                                                                          ===============   ===============

++Commencement of operations.

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004


Financial Highlights                                                                                     WCMA Treasury Fund

                                                                                                     Class 1

The following per share data and ratios have been derived                                    For the        For the Period
from information provided in the financial statements.                                      Year Ended     March 20, 2003++
                                                                                            March 31,        to March 31,
Increase (Decrease) in Net Asset Value:                                                        2004              2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                               .0003             .0002
               Realized and unrealized gain/loss on investments allocated from the
               Trust--net                                                                         (.0002)             .0001
                                                                                          ---------------   ---------------
               Total from investment operations                                                     .0001             .0003
                                                                                          ---------------   ---------------
               Less dividends and distributions:
                  Investment income--net                                                          (.0003)           (.0002)
                  Realized gain on investments allocated from the Trust--net                      (.0001)                --
                                                                                          ---------------   ---------------
               Total dividends and distributions                                                  (.0004)           (.0002)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total investment return                                                               .04%              .04%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver and reimbursement++++                                   .96%              .02%
                                                                                          ===============   ===============
               Total expenses++++                                                                   1.58%              .02%
                                                                                          ===============   ===============
               Total investment income and realized gain on investments allocated from
               the Trust--net                                                                        .04%              .02%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $        26,768   $            25
                                                                                          ===============   ===============

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004


Financial Highlights (continued)                                                                         WCMA Treasury Fund

                                                                                                     Class 2

The following per share data and ratios have been derived                                    For the        For the Period
from information provided in the financial statements.                                      Year Ended     March 20, 2003++
                                                                                            March 31,        to March 31,
Increase (Decrease) in Net Asset Value:                                                        2004              2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                               .0007             .0002
               Realized and unrealized gain on investments allocated from the Trust--net              --*             .0001
                                                                                          ---------------   ---------------
               Total from investment operations                                                     .0007             .0003
                                                                                          ---------------   ---------------
               Less dividends and distributions:
                  Investment income--net                                                          (.0007)           (.0002)
                  Realized gain on investments allocated from the Trust--net                      (.0001)                --
                                                                                          ---------------   ---------------
               Total dividends and distributions                                                  (.0008)           (.0002)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total investment return                                                               .08%              .04%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver and reimbursement++++                                   .92%              .02%
                                                                                          ===============   ===============
               Total expenses++++                                                                   1.25%              .02%
                                                                                          ===============   ===============
               Total investment income and realized gain on investments allocated from
               the Trust--net                                                                        .08%              .02%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $       157,800   $            25
                                                                                          ===============   ===============

*Amount is less than $.0001 per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004


Financial Highlights (continued)                                                                         WCMA Treasury Fund

                                                                                                     Class 3

The following per share data and ratios have been derived                                    For the        For the Period
from information provided in the financial statements.                                      Year Ended     March 20, 2003++
                                                                                            March 31,        to March 31,
Increase (Decrease) in Net Asset Value:                                                        2004              2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                               .0035             .0002
               Realized and unrealized gain on investments allocated from the Trust--net              --*             .0001
                                                                                          ---------------   ---------------
               Total from investment operations                                                     .0035             .0003
                                                                                          ---------------   ---------------
               Less dividends and distributions:
                  Investment income--net                                                          (.0035)           (.0002)
                  Realized gain on investments allocated from the Trust--net                      (.0001)                --
                                                                                          ---------------   ---------------
               Total dividends and distributions                                                  (.0036)           (.0002)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total investment return                                                               .36%              .04%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver and reimbursement++++                                   .64%              .02%
                                                                                          ===============   ===============
               Total expenses++++                                                                    .95%              .02%
                                                                                          ===============   ===============
               Total investment income and realized gain on investments allocated from
               the Trust--net                                                                        .36%              .02%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $       168,710   $            25
                                                                                          ===============   ===============

*Amount is less than $.0001 per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004


Financial Highlights (concluded)                                                                         WCMA Treasury Fund

                                                                                                     Class 4

The following per share data and ratios have been derived                                    For the        For the Period
from information provided in the financial statements.                                      Year Ended     March 20, 2003++
                                                                                            March 31,        to March 31,
Increase (Decrease) in Net Asset Value:                                                        2004              2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                               .0035             .0002
               Realized and unrealized gain on investments allocated from the Trust--net              --*             .0001
                                                                                          ---------------   ---------------
               Total from investment operations                                                     .0035             .0003
                                                                                          ---------------   ---------------
               Less dividends and distributions:
                  Investment income--net                                                          (.0035)           (.0002)
                  Realized gain on investments allocated from the Trust--net                      (.0001)                --
                                                                                          ---------------   ---------------
               Total dividends and distributions                                                  (.0036)           (.0002)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total investment return                                                               .36%              .04%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver and reimbursement++++                                   .65%              .02%
                                                                                          ===============   ===============
               Total expenses++++                                                                    .96%              .02%
                                                                                          ===============   ===============
               Total investment income and realized gain on investments allocated from
               the Trust--net                                                                        .36%              .02%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $        88,849   $            25
                                                                                          ===============   ===============

*Amount is less than $(.0001) per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004



Notes to Financial Statements
WCMA Treasury Fund


1. Significant Accounting Policies:
WCMA Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Treasury Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Trust owned by the Fund at March 31, 2004 was 39.6%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interest in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and have exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial
Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. There were no significant reclassifications in the current year.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                                         Account
                                     Maintenance       Distribution
                                             Fee                Fee

Class 1                                     .25%               .75%
Class 2                                     .25%              .425%
Class 3                                     .25%              .125%
Class 4                                     .25%              .125%



WCMA TREASURY FUND, MARCH 31, 2004



Notes to Financial Statements (continued)
WCMA Treasury Fund


The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is 35 basis points (.35%) higher than that of CMA Treasury Fund, and Class 3 and Class 4 Shares is equal to that of CMA Treasury Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term, which began on the commencement date of operations and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receive a positive yield on each daily dividend. For the year ended March 31, 2004, FAM and MLPF&S have earned fees of $703,260 and $1,454,008, respectively, of which $951,018 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net increase in net assets derived from beneficial interest transactions was $442,053,765 and $61 for the year ended March 31, 2004 and for the period March 3, 2003 to March 31, 2003, respectively. In addition, on August 18, 2003, $418,757,596 was transferred from CMA Treasury Fund as planned, following the formation of WCMA Treasury Fund.



Class 1 Shares for the
Year Ended                                                   Dollar
March 31, 2004                            Shares             Amount

Shares sold                          209,224,091    $   209,224,091
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                       7,008              7,008
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets            27,000,207         27,000,207
                                 ---------------    ---------------
Total issued                         236,231,306        236,231,306
Shares redeemed                    (209,484,402)      (209,484,402)
                                 ---------------    ---------------
Net increase                          26,746,904    $    26,746,904
                                 ===============    ===============



Class 1 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   16    $            16
                                 ---------------    ---------------
Net increase                                  16    $            16
                                 ===============    ===============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.



Class 2 Shares for the
Year Ended                                                   Dollar
March 31, 2004                            Shares             Amount

Shares sold                          460,224,756    $   460,224,756
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                      83,952             83,952
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets           183,494,623        183,494,623
                                 ---------------    ---------------
Total issued                         643,803,331        643,803,331
Shares redeemed                    (486,019,710)      (486,019,710)
                                 ---------------    ---------------
Net increase                         157,783,621    $   157,783,621
                                 ===============    ===============



Class 2 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   15    $            15
                                 ---------------    ---------------
Net increase                                  15    $            15
                                 ===============    ===============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.



Class 3 Shares for the
Year Ended                                                   Dollar
March 31, 2004                            Shares             Amount

Shares sold                          954,352,808    $   954,352,808
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     417,686            417,686
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets           164,869,516        164,869,516
                                 ---------------    ---------------
Total issued                       1,119,640,010      1,119,640,010
Shares redeemed                    (950,945,976)      (950,945,976)
                                 ---------------    ---------------
Net increase                         168,694,034    $   168,694,034
                                 ===============    ===============



Class 3 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   15    $            15
                                 ---------------    ---------------
Net increase                                  15    $            15
                                 ===============    ===============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.



WCMA TREASURY FUND, MARCH 31, 2004



Notes to Financial Statements (concluded)
WCMA Treasury Fund


Class 4 Shares for the
Year Ended                                                   Dollar
March 31, 2004                            Shares             Amount

Shares sold                          679,539,524    $   679,539,524
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     161,002            161,002
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets            43,393,250         43,393,250
                                 ---------------    ---------------
Total issued                         723,093,776        723,093,776
Shares redeemed                    (634,264,570)      (634,264,570)
                                 ---------------    ---------------
Net increase                          88,829,206    $    88,829,206
                                 ===============    ===============



Class 4 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   15    $            15
                                 ---------------    ---------------
Net increase                                  15    $            15
                                 ===============    ===============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:


                                       3/31/2004          3/31/2003

Distributions paid from:
   Ordinary income               $       669,649    $            61
                                 ---------------    ---------------
Total taxable distributions      $       669,649    $            61
                                 ===============    ===============


As of March 31, 2004, there were no significant differences between the book and tax components of net assets.



WCMA TREASURY FUND, MARCH 31, 2004



Independent Auditors' Report
WCMA Treasury Fund


To the Shareholders and Board of Trustees of WCMA Treasury Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Treasury Fund as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period March 3, 2003 (commencement of operations) through March 31, 2003, and the financial highlights for the year then ended and for the period March 20, 2003 through March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted out audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Treasury Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period March 3, 2003 through March 31, 2003, and its financial highlights for the year then ended and for the period March 20, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004



WCMA TREASURY FUND, MARCH 31, 2004


Schedule of Investments                               Master Treasury Trust        (In Thousands)

                                       Face           Interest          Maturity
Issue                                 Amount            Rate              Date           Value
U.S. Government Obligations*--99.2%

U.S. Treasury Bills                  $  5,685             .94  %         4/08/2004     $    5,684
                                        4,729       .851-.935            4/15/2004          4,727
                                      130,392        .862-.94            4/22/2004        130,322
                                       59,685       .895-1.02            4/29/2004         59,641
                                      150,675        .896-.98            5/06/2004        150,539
                                      110,760       .905-.925            5/13/2004        110,641
                                      186,640         .91-.92            5/20/2004        186,413
                                       76,400             .93            5/27/2004         76,292
                                      125,516        .931-.94            6/10/2004        125,289
                                       71,586         .92-.94            6/17/2004         71,444
                                        9,147             .982           7/08/2004          9,124
                                       15,301            1.00            7/29/2004         15,253
                                       24,000            1.00            9/16/2004         23,889
                                       20,000             .99            9/23/2004         19,903

U.S. Treasury Notes                    66,750            3.375           4/30/2004         66,877
                                        7,000            2.875           6/30/2004          7,033
                                        5,000            2.25            7/31/2004          5,021
                                       16,000            2.125           8/31/2004         16,074
                                        5,500            2.125          10/31/2004          5,535
                                        5,000            1.625           3/31/2005          5,024
                                        7,400            1.625          10/31/2005          7,429
                                        5,000            1.50            3/31/2006          4,992

Total U.S. Government Obligations (Cost--$1,106,891)                                    1,107,146

Total Investments (Cost--$1,106,891)--99.2%                                             1,107,146
Other Assets Less Liabilities--0.8%                                                         8,586
                                                                                       ----------
Net Assets--100.0%                                                                     $1,115,732
                                                                                       ==========

*U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of the discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004


Statement of Assets and Liabilities                                                                   Master Treasury Trust

As of March 31, 2004
Assets

               Investments, at value (identified cost--$1,106,890,982++)                                    $ 1,107,145,503
               Cash                                                                                                  25,098
               Receivables:
                  Contributions                                                           $     7,513,122
                  Interest                                                                      1,137,825         8,650,947
                                                                                          ---------------
               Prepaid expenses                                                                                       8,299
                                                                                                            ---------------
               Total assets                                                                                   1,115,829,847
                                                                                                            ---------------

Liabilities

               Payables:
                  Investment adviser                                                               31,023
                  Other affiliates                                                                  6,369            37,392
                                                                                          ---------------
               Accrued expenses                                                                                      60,897
                                                                                                            ---------------
               Total liabilities                                                                                     98,289
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $ 1,115,731,558
                                                                                                            ===============

Net Assets Consist of

               Investors' capital                                                                           $ 1,115,477,037
               Unrealized appreciation on investments--net                                                          254,521
                                                                                                            ---------------
               Net Assets                                                                                   $ 1,115,731,558
                                                                                                            ===============

++Cost for Federal income tax purposes. As of March 31, 2004, net unrealized appreciation for Federal income tax purposes amounted to $254,521, all of which related to appreciated securities.

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004


Statement of Operations                                                                               Master Treasury Trust

For the Year Ended March 31, 2004
Investment Income

               Interest and amortization of premium and discount earned                                     $    12,952,256

Expenses

               Investment advisory fees                                                   $     2,433,099
               Accounting services                                                                253,187
               Professional fees                                                                   50,431
               Trustees' fees and expenses                                                         42,539
               Custodian fees                                                                      41,950
               Pricing fees                                                                         4,499
               Printing and shareholder reports                                                     1,722
               Other                                                                               21,733
                                                                                          ---------------
               Total expenses                                                                                     2,849,160
                                                                                                            ---------------
               Investment income--net                                                                            10,103,096
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) on Investments--Net

               Realized gain on investments--net                                                                    125,886
               Change in unrealized appreciation on investments--net                                              (277,669)
                                                                                                            ---------------
               Total realized and unrealized loss on investments--net                                             (151,783)
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $     9,951,313
                                                                                                            ===============

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004


Statements of Changes in Net Assets                                                                   Master Treasury Trust
                                                                                            For the        For the Period
                                                                                           Year Ended   February 13, 2003++
                                                                                           March 31,        to March 31,
Increase (Decrease) in Net Asset Value:                                                       2004              2003
Operations

               Investment income--net                                                     $    10,103,096   $     1,744,050
               Realized gain on investments--net                                                  125,886             8,642
               Change in unrealized appreciation on investments--net                            (277,669)            13,495
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                             9,951,313         1,766,187
                                                                                          ---------------   ---------------

Capital Transactions

               Proceeds from contributions                                                  5,868,128,046       631,848,007
               Fair value of net assets contributions                                                  --     1,408,085,004
               Fair value of withdrawals                                                  (6,060,463,520)     (743,683,479)
                                                                                          ---------------   ---------------
               Net increase (decrease) in net assets derived from capital transactions      (192,335,474)     1,296,249,532
                                                                                          ---------------   ---------------

Net Assets

               Total increase(decrease) in net assets                                       (182,384,161)     1,298,015,719
               Beginning of period                                                          1,298,115,719           100,000
                                                                                          ---------------   ---------------
               End of period                                                              $ 1,115,731,558   $ 1,298,115,719
                                                                                          ===============   ===============

++Commencement of operations.

See Notes to Financial Statements.


Financial Highlights                                                                                  Master Treasury Trust

                                                                                            For the        For the Period
                                                                                           Year Ended   February 13, 2003++
The following ratios have been derived from                                                March 31,        to March 31,
information provided in the financial statements.                                             2004              2003
Total Investment Return

               Total investment return                                                               .81%             .60%*
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Expenses                                                                              .23%             .25%*
                                                                                          ===============   ===============
               Investment income and realized gain on investments--net                               .82%             .98%*
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $     1,115,732   $     1,298,116
                                                                                          ===============   ===============

*Annualized.

++Commencement of operations.

See Notes to Financial Statements.


WCMA TREASURY FUND, MARCH 31, 2004



Notes to Financial Statements
Master Treasury Trust


1. Significant Accounting Policies:
Master Treasury Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2004, the Trust reimbursed FAM $25,467 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.



WCMA TREASURY FUND, MARCH 31, 2004



Independent Auditors' Report
Master Treasury Trust


To the Investors and Board of
Trustees of Master Treasury Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Treasury Trust as of March 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period February 13, 2003 (commencement of operations) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Treasury Trust as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period February 13, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004



WCMA TREASURY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Interested Trustee

Terry K. Glenn*       President    2003 to    President of Merrill Lynch Investment         124 Funds      None
P.O. Box 9011         and          present    Managers, L.P. ("MLIM")/Fund Asset            160 Portfolios
Princeton,            Trustee                 Management, L.P. ("FAM")--Advised Funds
NJ 08543-9011                                 since 1999; Chairman (Americas Region) of
Age: 63                                       MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.



Independent Trustees*


Ronald W. Forbes      Trustee      2003 to    Professor Emeritus of Finance, School of      51 Funds       None
P.O. Box 9095                      present    Business, State University of New York at     50 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant
Age: 63                                       at the Urban Institute from 1995 to 1999.


Cynthia A. Montgomery Trustee      2003 to    Professor, Harvard Business School since      51 Funds       Newell
P.O. Box 9095                      present    1989.                                         50 Portfolios  Rubbermaid, Inc.
Princeton,
NJ 08543-9095
Age: 51


Kevin A. Ryan         Trustee      2003 to    Director Emeritus of The Boston University    51 Funds       None
P.O. Box 9095                      present    Center for the Advancement of Ethics and      50 Portfolios
Princeton,                                    Character from 1989 to 1999; Professor of
NJ 08543-9095                                 Education at Boston University from 1982
Age: 71                                       to 1999 and Professor Emeritus thereof
                                              since 1999.


Roscoe S. Suddarth    Trustee      2003 to    President of Middle East Institute from       51 Funds       None
P.O. Box 9095                      present    1995 to 2001; Foreign Service Officer of      50 Portfolios
Princeton,                                    United States Foreign Service from 1961 to
NJ 08543-9095                                 1995 and Career Minister thereof from 1989
Age: 68                                       to 1995; Deputy Inspector General of U.S.
                                              Department of State from 1991 to 1994; U.S.
                                              Ambassador to the Hashemite Kingdom of
                                              Jordan from 1987 to 1990.


WCMA TREASURY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)(concluded)
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Trustees* (concluded)

Richard R. West       Trustee      2003 to    Professor of Finance, New York University,    51 Funds       Bowne & Co.,
P.O. Box 9095                      present    Leonard N. Stern School of Business           50 Portfolios  Inc.; Vornado
Princeton,                                    Administration from 1982 to 1994 and                         Operating
NJ 08543-9095                                 Dean Emeritus thereof since 1994.                            Company;
Age: 66                                                                                                    Vornado Realty
                                                                                                           Trust and
                                                                                                           Alexander's, Inc.


Edward D. Zinbarg     Trustee      2003 to    Self-employed financial consultant since      51 Funds       None
P.O. Box 9095                      present    1994; Executive Vice President of The         50 Portfolios
Princeton,                                    Prudential Insurance Company of America
NJ 08543-9095                                 from 1988 to 1994; Former Director of
Age: 69                                       Prudential Reinsurance Company and former
                                              Trustee of The Prudential Foundation.


* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



                      Position(s)  Length of
                      Held with    Time
Name, Address & Age   Fund         Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke       Vice         2003 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011         President    present    1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton,            and                     Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
NJ 08543-9011         Treasurer
Age: 43


Cindy V. Macaulay     Vice         2003 to    Vice President of MLIM since 1996.
P.O. Box 9011         President    present
Princeton,
NJ 08543-9011
Age: 37


Phillip S. Gillespie  Secretary    2003 to    First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000
P.O. Box 9011                      present    to 2001; Vice President from 1999 to 2000; Attorney associated with MLIM
Princeton,                                    since 1998.
NJ 08543-9011
Age: 40


* Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

**For inquiries regarding your WCMA account, call 800-262-4363.



Charles C. Reilly, Trustee of WCMA Treasury Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.



WCMA TREASURY FUND, MARCH 31, 2004



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3)
Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees

WCMA Treasury Fund       Fiscal Year Ending March 31, 2004 - $11,400
                         Fiscal Year Ending March 31, 2003 - $15,863

Master Treasury Trust    Fiscal Year Ending March 31, 2004 - $35,000
                         Fiscal Year Ending March 31, 2003 - $40,513

(b) Audit-Related Fees

WCMA Treasury Fund       Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

Master Treasury Trust    Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(c) Tax Fees

WCMA Treasury Fund       Fiscal Year Ending March 31, 2004 - $5,800
                         Fiscal Year Ending March 31, 2003 - $3,600

The nature of the services include tax compliance, tax advice and tax planning.

Master Treasury Trust    Fiscal Year Ending March 31, 2004 - $8,000
                         Fiscal Year Ending March 31, 2003 - $5,000

The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees

WCMA Treasury Fund       Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

Master Treasury Trust    Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  0%

(f) Not Applicable

(g)

WCMA Treasury Fund
                     Fiscal Year Ending March 31, 2004 - $16,708,160 Fiscal Year Ending March 31, 2003 - $17,378,427

Master Treasury Trust
                     Fiscal Year Ending March 31, 2004 - $16,708,160 Fiscal Year Ending March 31, 2003 - $17,378,427

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       WCMA Treasury Fund and Master Treasury Trust


Date: May 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       WCMA Treasury Fund and Master Treasury Trust


Date: May 21, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: May 21, 2004